Related Party Transactions (Details) - Corporate Joint Venture [Member] $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($) a joint_venture	Dec. 31, 2016 USD ($)
Related Party Transaction [Line Items]
Number of Joint Ventures With Affiliates | joint_venture	2
Acreage Contributed By Joint Venture Partner | a	1,900
Percentage of Corporate Joint Ventures Owned BY Joint Venture Partners		50.00%
Capital Commitment To Corporate Joint Ventures	$ 14.0
Capital Contributed to Corporate Joint Ventures		$ 2.1